INCOME TAXES - Disclosure of detailed information about effective income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes paid (refund) [abstract]
Statutory tax rate	27.00%	27.00%
Loss before taxes	$ 4,994,178	$ 3,708,888
Income tax recovery calculated at statutory rate	1,348,428	1,001,400
Non-deductible expenditures	(422,495)	(335,976)
Flow-through premium	205,072	242,266
Amounts expensed for tax purposes only	218,046	218,046
Unrecognized tax benefit	(1,349,051)	(1,125,736)
INCOME TAX	$ 0	$ 0